Note 25 - Called Up Share Capital - Share Outstanding (Details) - USD ($) $ in Thousands				12 Months Ended
		Jun. 30, 2021	Oct. 19, 2020	Jun. 30, 2021		Jun. 30, 2020	Mar. 31, 2019
Statement Line Items [Line Items]
Balance, shares (in shares)		18,506,064		18,506,064		13,557,376	13,557,376
Balance		$ 40,418		$ 40,418		$ 17,890	$ 23,985
Balance, shares (in shares)				13,557,376		13,557,376
Balance				$ 17,890		$ 22,516
Capital raises, shares (in shares)		708,669	3,382,350	4,091,019	[1]
Capital raises				$ 31,562
THFC investment, shares (in shares)	[2]			49,750
Employee share scheme issues, shares (in shares)	[3]			792,126
Employee share scheme issues				$ 1,077		$ 344
Acquisition of non-controlling interest in subsidiary, shares (in shares)	[4]			15,793
Balance, shares (in shares)		18,506,064		18,506,064		13,557,376
Balance		$ 40,418		$ 40,418		$ 17,890
Issued capital [member]
Statement Line Items [Line Items]
Balance		222		222		163	163
Balance				163		163
Capital raises	[1]			49
THFC investment	[2]			1
Employee share scheme issues				9	[3]	0
Acquisition of non-controlling interest in subsidiary	[4]			0
Balance		222		222		163
Share premium [member]
Statement Line Items [Line Items]
Balance		76,229		76,229		40,215	40,215
Balance				40,215		40,215
Capital raises	[1]			34,317
THFC investment	[2]			499
Employee share scheme issues				961	[3]	0
Acquisition of non-controlling interest in subsidiary	[4]			237
Balance		76,229		76,229		40,215
Issued capital and share premium [member]
Statement Line Items [Line Items]
Balance		76,451		76,451		40,378	$ 40,378
Balance				40,378		40,378
Capital raises	[1]			34,366
THFC investment	[2]			500
Employee share scheme issues	[3]			970
Acquisition of non-controlling interest in subsidiary	[4]			237
Balance		$ 76,451		$ 76,451		$ 40,378

[1]	During the year, the Company completed a series of capital raises on NASDAQ. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, as at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020.
[2]	In February 2021, 49,750 ordinary shares were issued to Tottenham Hotspur Football Club (“THFC”) as part of the Battery partnership.
[3]	792,126 shares were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan during the year.
[4]	In February 2021, 15,793 restricted ordinary shares were issued as part consideration for the purchase of the non-controlling interest in Tembo e-LV B.V.